SHARE-BASED COMPENSATION - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Dec. 31, 2024	Apr. 05, 2023	Apr. 15, 2022	Apr. 06, 2022	Mar. 15, 2022	Jul. 07, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses including the capitalized portion							$ 28,503	$ 36,435	$ 74,491
Share-based compensation expenses capitalized in property and equipment							1,135	962	2,682
Share based compensation							$ 27,368	35,473	71,809
Reimbursement from an affiliated company for restricted shares granted to its employees									279
Melco International Option Exchange Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense				$ 0
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued							10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000						100,000,000
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval							10.00%
Expiration term of awards granted							10 years
Share-based compensation expenses including the capitalized portion							$ 1,883	$ 10,343	38,823
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding	2,295,633						2,295,633	2,689,647
Unrecognized compensation cost	$ 0						$ 0
Cancelled under Option Exchange Program			26,076,978
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 0						$ 0
Number of restricted shares, Granted						52,056
Number of restricted shares, Vested							1,814,232
Deemed distribution to an affiliated company in respect of sharebased compensation									143	$ 136
Unvested restricted shares	0						0	1,826,838
Reimbursement from an affiliated company for restricted shares granted to its employees									$ 279
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested						3 months
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested						12 months
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval							10.00%
Remaining shares available for grant	90,868,413						90,868,413
Expiration term of awards granted							10 years
2021 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding	7,190,658						7,190,658	5,451,327
Expiration term of awards granted							10 years
Weighted average grant date fair value							$ 1.16	$ 1.82	$ 0.94
Period of recognition of unrecognized compensation cost	2 years 10 days
Unrecognized compensation cost	$ 1,851						$ 1,851
Number of Share Options, Granted							1,815,498
2021 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested							1 year
2021 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested							3 years
2021 Share Incentive Plan [Member] | Share options [Member] | Replacement Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term of awards granted				10 years
Weighted average grant date fair value			$ 0.82
Options granted under the Option Exchange Program			2,486,241
2021 Share Incentive Plan [Member] | Share options [Member] | Replacement Share Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested					1 year
2021 Share Incentive Plan [Member] | Share options [Member] | Replacement Share Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested			2 years
2021 Share Incentive Plan [Member] | Share options [Member] | Option Exchange Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense									$ 3,306
2021 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of recognition of unrecognized compensation cost	1 year 9 months 21 days
Unrecognized compensation cost	$ 35,358						$ 35,358
Number of restricted shares, Granted							12,478,449
Number of restricted shares, Vested							8,879,376
Weighted average grant date fair value							$ 2.49	$ 4.12	$ 2.35
Unvested restricted shares	20,253,867						20,253,867	17,087,046
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested							5 months	5 months	5 months
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested							3 years	3 years	3 years
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Replacement Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted under the Option Exchange Program			5,912,547
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Replacement Restricted Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested			1 year
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Replacement Restricted Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested			2 years
2021 Share Incentive Plan [Member] | Restricted shares [Member] | 2022 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses including the capitalized portion									$ 17,926
Share-based compensation expenses capitalized in property and equipment									$ 680
Number of restricted shares, Granted		4,350,111
Number of restricted shares, Vested		4,350,111
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Common Stock [Member] | 2022 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value		$ 4.13
2021 Share Incentive Plan [Member] | Restricted shares [Member] | American Depository Shares [Member] | 2022 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value		$ 12.38
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares that can be issued	442,630,330						442,630,330
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval							5.00%
Expiration term of awards granted							10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date							Jun. 24, 2023
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding	0						0	0
Unrecognized compensation cost	$ 0						$ 0	$ 0
Number of Share Options, Granted							0	0	0
MRP Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 0						$ 0	$ 0
Number of restricted shares, Granted							0	0	0
Number of restricted shares, Vested							0	0	0
Unvested restricted shares	0						0	0
Melco International Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses including the capitalized portion							$ 0	$ 0	$ 2,865
Share based compensation							$ 0	$ 0
Melco International Share Incentive Plan [Member] | Melco International Option Exchange Program [Member] | Melco International Replacement Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted under the Option Exchange Program				4,740,000
Melco International Share Incentive Plan [Member] | Melco International Option Exchange Program [Member] | Melco International Replacement Restricted Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested				1 year
Melco International Share Incentive Plan [Member] | Melco International Option Exchange Program [Member] | Melco International Replacement Restricted Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested				2 years
Melco International Share Incentive Plan [Member] | Share options [Member] | Melco International Option Exchange Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cancelled under Option Exchange Program				14,200,000